Note 4 - Vessels, Net - Summary of Vessels (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
- Depreciation for the year	$ (3,305,951)	$ (3,585,965)	$ (4,959,487)
Net book value	52,132,079
Net book value	48,826,128	52,132,079
Vessels [Member]
Costs	61,279,976	58,665,385
- Vessel Acquisitions		30,015,188
- Sale of vessels		(9,318,842)
- Vessels held for sale		(18,081,755)
Costs	61,279,976	61,279,976	58,665,385
Accumulated depreciation	(9,147,897)	(17,520,010)
- Depreciation for the year	(3,305,951)	(3,585,965)
- Sale of vessels		2,110,762
- Vessels held for sale		9,847,316
Accumulated depreciation	(12,453,848)	(9,147,897)	(17,520,010)
Net book value	52,132,079	41,145,375
- Sale of vessels		(7,208,080)
- Vessels held for sale		(8,234,439)
Net book value	$ 48,826,128	$ 52,132,079	$ 41,145,375